Composition of Loans to Banking Clients by Loan Segment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to banking clients	$ 10,782	[1]	$ 9,866	[1]
Allowance for loan losses	(56)		(54)		(53)	(45)
Total loans to banking clients - net	10,726		9,812
Residential real estate mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to banking clients	6,507		5,596
Allowance for loan losses	(36)		(40)		(38)
Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to banking clients	3,287		3,509
Allowance for loan losses	(20)		(14)		(15)
Personal loans secured by securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to banking clients	963		742
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to banking clients	$ 25		$ 19

[1]	Loans are evaluated for impairment by loan segment.